Cover	Oct. 12, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Entity Registrant Name	NORTHANN CORP
Entity Central Index Key	0001923780
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41816
Entity Tax Identification Number	88-1513509
Entity Address, Address Line One	2251 Catawba River Rd
Entity Address, City or Town	Fort Lawn
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29714
City Area Code	916
Local Phone Number	573 3803
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NCL
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false